Short-Term Bonds - Summary of Short-Term Bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short term bonds [Abstract]
Short-term bonds	¥ 0	¥ 3,017,811